Equity	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Equity

Note 18. Equity

Authorized Share Capital

On June 9, 2025, the Company passed the shareholder resolutions and board resolutions to re-designate and re-classify its authorized share capital into (i) 350,000,000 Class A Ordinary Shares, each with a par value of US$0.0001 and carrying 1 vote per share, and (ii) 150,000,000 Class B Ordinary Shares, each with a par value of US$0.0001 and carrying 20 votes per share, replacing the previous authorization of 500,000,000 Ordinary Shares.

Except for voting rights and conversion rights, Class A Ordinary Shares and Class B Ordinary Shares shall rank pari passu and shall have the same rights, preferences, privileges and restrictions.

On January 9, 2026, the Company passed shareholder resolutions to increase its authorized share capital from US$50,000 divided into 350,000,000 Class A Ordinary Shares of par value US$0.0001 each and 150,000,000 Class B Ordinary Shares of par value US$0.0001 each to US$350,000 divided into 3,350,000,000 Class A Ordinary Shares of par value US$0.0001 each and 150,000,000 Class B Ordinary Shares of par value US$0.0001 each.

At the same extraordinary general meeting, the shareholders also authorized the Board of Directors to effect one or more share consolidations during the three-year period commencing January 9, 2026, provided that the cumulative consolidation ratio would not be less than 2-for-1 nor greater than 5,000-for-1.

On March 20, 2026, the Board of Directors approved a one-for-sixteen (1-for-16) share consolidation of all authorized, issued and outstanding Class A Ordinary Shares and Class B Ordinary Shares. The share consolidation became effective for trading on Nasdaq on April 6, 2026. As a result of the share consolidation, the Company’s authorized share capital remained US$350,000, but was divided into 209,375,000 Class A Ordinary Shares of par value US$0.0016 each and 9,375,000 Class B Ordinary Shares of par value US$0.0016 each.

On June 30, 2026, the Board of Directors approved a further one-for-two hundred (1-for-200) share consolidation of all authorized, issued and outstanding Class A Ordinary Shares and Class B Ordinary Shares, which became effective for trading on Nasdaq on July 6, 2026. As a result of the second share consolidation, the Company’s authorized share capital remained US$350,000, but was divided into 1,046,875 Class A Ordinary Shares of par value US$0.32 each and 46,875 Class B Ordinary Shares of par value US$0.32 each.

The first and second share consolidations did not change the total authorized share capital of the Company, but proportionately reduced the number of authorized shares and increased the par value per share.

Issued Share Capital

On January 3, 2025, the Company consummated its initial public offering on the Nasdaq Capital Market of 2,000,000 ordinary shares (without giving retroactive effect to the share consolidations effective in April and July 2026) at a public offering price of US$4.00 per share.

In May 2025, the Company issued 1,400,000 ordinary shares to certain of its employees pursuant to terms and conditions set forth in the Company’s 2025 Equity Incentive Plan and the related award agreements.

Effective July 31, 2025, the Company re-designated and reclassified its 15,900,000 issued ordinary shares into 3,400,000 Class A and 12,500,000 Class B ordinary shares (without giving retroactive effect to the share consolidations effective in April and July 2026). The re-designation has been accounted for and disclosed in these unaudited condensed consolidated financial statements on a retrospective basis to give effect to the share consolidations.

In August 2025, the Company issued 3,000,000 Class A ordinary shares (without giving retroactive effect to the share consolidations effective in April and July 2026) to certain of its employees pursuant to terms and conditions set forth in the Company’s 2025 Equity Incentive Plan and the related award agreements.

On February 4, 2026, the Board of Directors approved a private investment in public equity transaction pursuant to Regulation S, pursuant to which the Company agreed to issue 202,000,000 Class A Ordinary Shares (without giving retroactive effect to the share consolidations effective in April and July 2026) at a purchase price of US$0.16012 per share. The offering was completed in February 2026.

Following the one-for-sixteen (1-for-16) share consolidation effective on April 6, 2026, the number of issued and outstanding Class A Ordinary Shares was reduced to 13,025,000 shares and the number of issued and outstanding Class B Ordinary Shares was reduced to 781,250 shares.

During June 2026, the Company sold an aggregate of 196,246,521 Class A Ordinary Shares (on a post-share consolidation basis reflecting the April 2026 share consolidation and without reflecting the July 2026 share consolidation) in multiple transactions under its at-the-market offering program at prevailing market prices, generating aggregate net proceeds of approximately $21.15 million. The Company has paid $2,138,887.26 for the Sales Agent’s compensation, execution and clearing with respect to such sales.  After giving retrospective effect to the 1-for-200 share consolidation effective July 6, 2026 and the related fractional share rounding adjustments, these transactions were reflected as an issuance of 981,261 Class A Ordinary Shares in the accompanying unaudited condensed consolidated statements of changes in shareholders’ equity.

Following the subsequent one-for-two hundred (1-for-200) share consolidation effective on July 6, 2026, the number of issued and outstanding shares was further reduced on the same basis.

On July 20, 2026, the Company entered into a securities purchase agreement with Kerui Enterprise Limited, a then existing holder of the Company’s Class B ordinary shares, relating to the issuance and sale of an aggregate of 40,000 Class B ordinary shares at $2.58 per share for an aggregate purchase price of $103,200 in a private placement.

As of the date of issuance of the unaudited consolidated financial statements, the Company had 1,046,390 Class A Ordinary Shares and 3,908 Class B Ordinary Shares issued and outstanding.

Statutory reserve

The Company is required to make appropriations to reserve funds, comprising the statutory surplus reserve and discretionary surplus reserve, based on after-tax net income determined in accordance with the PRC GAAP.

Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with the PRC GAAP until the reserve is equal to 50% of the entities’ registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the board of directors of the Company. As of June 30, 2026 and December 31, 2025, the balance of the required statutory reserves was $539,506 and $361,083, respectively.